Vessels (Tables)	9 Months Ended
Sep. 30, 2014
Vessels [Abstract]
Vessels
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$517,225	(95,696)	$(421,529)
- Vessel acquired and delivered	7,587	-	7,587
- Depreciation	-	(13,836	)(13,836)
- Vessels sold	(45,910	)20,535	(25,375)
- Impairment charge	(3,910	)-	(3,910)
Balance, September 30, 2014	$474,992	$(88,997)	$385,995